Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 50% - Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	848
5 Years	1,050
10 Years	1,630
Fidelity Advisor Asset Manager 50% - Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,774
Fidelity Advisor Asset Manager 50% - Class M
Expense Example, No Redemption:
1 Year	463
3 Years	703
5 Years	961
10 Years	1,699
Fidelity Advisor Asset Manager 50% - Class I
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	798
Fidelity Advisor Asset Manager 50% - Class Z
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	$ 677